SEGMENT INFORMATION - Additional information (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2022 USD ($) segment	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)
SEGMENT INFORMATION
Number of reportable segments | segment	2	2	2
Total assets	$ 15,538,593	$ 15,538,593	$ 19,878,117	$ 22,303,279
Automobile transaction and related services
SEGMENT INFORMATION
Total assets	14,004,591	14,004,591	12,022,387	8,777,138
Automobile transaction and related services | Continuing Operations [Member]
SEGMENT INFORMATION
Total assets				7,450,698
Automobile transaction and related services | Discontinued operations
SEGMENT INFORMATION
Total assets				398,940
Online ride- hailing platform Services
SEGMENT INFORMATION
Total assets	816,024	816,024	7,003,867	3,254,822
Unallocated
SEGMENT INFORMATION
Total assets	$ 717,978	$ 717,978	$ 851,863	$ 2,421,681